OTHER ASSETS (Details) - Schedule of Other Assets - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule of Other Assets [Abstract]
Deferred acquisition and origination costs	£ 83	£ 90
Settlement balances	654	743
Other assets and prepayments	3,737	3,742
Total other assets	£ 4,474	£ 4,575